Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of major components of income tax expense / benefit
The major components of income tax expense / benefit for the years ended December 31, 2021, 2020 and 2019 are:

	2021	2020	2019
Current income tax expense	(58)	(111)	(9)
Deferred tax (expense) / benefit	56	(119)	188
Tax provision	—	—	37

Income tax (expense) / benefit for the year	(2)	(230)	216

Summary of reconciliation of theoretical income tax based on the Russian statutory income tax rate and actual tax
Below is a reconciliation of theoretical income tax based on the Russian statutory income tax rate of 20% to the actual tax recorded in the consolidated statement of profit or loss and other comprehensive income:

	2021	2020	2019
Loss before income tax	(56,777)	(22,034)	(19,579)
Income tax benefit calculated at Russia’s statutory tax rate (20%)	11,355	4,407	3,915
Effect of unrecognized deferred tax assets	(10,227)	(3,669)	(3,463)
Effect of non-deductible expenses in determining taxable profit	(827)	(438)	(234)
Effect of accrued tax provision	—	—	37
Effect of foreign exchange gain/(loss) that is exempt from taxation	58	(255)	(39)
Effect of tax rates in foreign jurisdiction	(361)	(275)	—

Income tax (expense) / benefit for the year	(2)	(230)	216